Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Outstanding
Outstanding (number of shares), Beginning	63,339,600
Outstanding (number of shares), Granted	78,054,800
Outstanding (number of shares), Forfeited	(1,695,510)
Outstanding (number of shares), Delivered	(24,411,160)
Outstanding (number of shares), Ending	115,287,730	63,339,600
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 447
Weighted-average grant date fair value per share, Granted	418
Weighted-average grant date fair value per share, Forfeited	431
Weighted-average grant date fair value per share, Delivered	447
Weighted-average grant date fair value per share, Ending	¥ 427	¥ 447
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	1 year